MATERIAL CHARGES AND OTHER OPERATING EXPENSES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
MATERIAL CHARGES AND OTHER OPERATING EXPENSES [Abstract]
Litigation settlement charge	$ 6.1
Incremental noncash and cash compensation cost in connection with the separation of an employee	4.9
Expected cost of terminating an agency agreement in Mexico		$ 5.25